Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Credit Quality) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Credit Quality Indicators
Maximum Percentage Of Private Label Consumer Financing Receivables Located In Any Metropolitan Area	5.00%
Loans and leases receivable, Gross	$ 24,347	$ 26,686
Credit derivative internal grouping	21
Commercial Portfolio Segment [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	121,476	129,269
Commercial Portfolio Segment [Member] | Secured Financing Receivables Portfolio [Member] | Secured Credit Quality Indicator [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	120,535	128,145
Commercial Portfolio Segment [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	2,468	2,943
Commercial Portfolio Segment [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	2,320	2,265
Commercial Portfolio Segment [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	115,747	122,937
Commercial Portfolio Segment [Member] | Unsecured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	201	231
Commercial Portfolio Segment [Member] | Unsecured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	408	580
Commercial Portfolio Segment [Member] | Unsecured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	332	313
Commercial Portfolio Segment [Member] | GECAS Financing Receivables [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	8,263	9,377
Commercial Portfolio Segment [Member] | GECAS Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Secured Credit Quality Indicator [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	8,263	9,377
Commercial Portfolio Segment [Member] | GECAS Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	118	152
Commercial Portfolio Segment [Member] | GECAS Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	237	50
Commercial Portfolio Segment [Member] | GECAS Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	7,908	9,175
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	130	318
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Secured Credit Quality Indicator [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	130	318
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	0	0
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	0	0
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	130	318
Commercial Portfolio Segment [Member] | Energy Financial Services Financing Receivables [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	2,580	3,107
Commercial Portfolio Segment [Member] | Energy Financial Services Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Secured Credit Quality Indicator [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	2,555	2,978
Commercial Portfolio Segment [Member] | Energy Financial Services Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	16	0
Commercial Portfolio Segment [Member] | Energy Financial Services Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	60	9
Commercial Portfolio Segment [Member] | Energy Financial Services Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	2,479	2,969
Consumer Portfolio Segment [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	100,820	109,039
Consumer Portfolio Segment [Member] | Non US residential mortgages [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	24,893	30,501
Percent Of Non US Mortgages With Loan To Value Ratios Greater Than 90 Percent Covered By Third Party Mortgage Insurance	21.00%
Consumer Portfolio Segment [Member] | Non US residential mortgages [Member] | Less than 80%
Credit Quality Indicators
Loans and leases receivable, Gross	13,964	17,224
Consumer Portfolio Segment [Member] | Non US residential mortgages [Member] | 80% to 95%
Credit Quality Indicators
Loans and leases receivable, Gross	4,187	5,130
Consumer Portfolio Segment [Member] | Non US residential mortgages [Member] | Greater than 95%
Credit Quality Indicators
Loans and leases receivable, Gross	6,742	8,147
Consumer Portfolio Segment [Member] | Non US installment and revolving credit [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	10,400	15,731
Consumer Portfolio Segment [Member] | Non US installment and revolving credit [Member] | Score 671 or Higher
Credit Quality Indicators
Loans and leases receivable, Gross	6,599	9,705
Consumer Portfolio Segment [Member] | Non US installment and revolving credit [Member] | Score 626 to 670
Credit Quality Indicators
Loans and leases receivable, Gross	2,045	3,228
Consumer Portfolio Segment [Member] | Non US installment and revolving credit [Member] | Score 625 or Less
Credit Quality Indicators
Loans and leases receivable, Gross	1,756	2,798
Consumer Portfolio Segment [Member] | US installment and revolving credit [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	59,863	55,854
Number Of Consumer Financing Receivable Customers Across US Including Private Label Credit Card And Sales Financing	64,000,000
Percentage of customers with no metropolitan statistical area	6.00%
Percentage Of US Consumer Financing Receivables Related To Credit Cards Loans	67.00%
Percentage Of US Consumer Financing Receivables Related To Sales Finance Receivables	33.00%
Consumer Portfolio Segment [Member] | US installment and revolving credit [Member] | Score 661 or Higher
Credit Quality Indicators
Loans and leases receivable, Gross	43,466	40,079
Consumer Portfolio Segment [Member] | US installment and revolving credit [Member] | Score 601 to 660
Credit Quality Indicators
Loans and leases receivable, Gross	11,865	11,142
Consumer Portfolio Segment [Member] | US installment and revolving credit [Member] | Score 600 or Less
Credit Quality Indicators
Loans and leases receivable, Gross	4,532	4,633
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	5,664	6,953
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	382	501
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	276	315
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	5,006	6,137
Consumer Portfolio Segment [Member] | UNITED KINGDOM | Non US residential mortgages [Member]
Credit Quality Indicators
Reindexed Loan To Value Ratios Of Non US Mortgages	70.00%
Consumer Portfolio Segment [Member] | FRANCE | Non US residential mortgages [Member]
Credit Quality Indicators
Reindexed Loan To Value Ratios Of Non US Mortgages	55.00%
Americas CLL Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	66,746	68,686
Americas CLL Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	1,443	1,554
Americas CLL Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	1,549	1,587
Americas CLL Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	63,754	65,545
GE International [Member] | Secured Financing Receivables Portfolio [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	42,841	46,786
GE International [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	891	1,237
GE International [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	474	619
GE International [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	41,476	44,930
CLL Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	109,587	115,472
CLL Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, High [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	2,334	2,791
CLL Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Medium [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	2,023	2,206
CLL Financing Receivables [Member] | Secured Financing Receivables Portfolio [Member] | Risk Level, Low [Member]
Credit Quality Indicators
Loans and leases receivable, Gross	$ 105,230	$ 110,475